Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Schedule of fair value measurements of assets recognized in consolidated balance sheets measured at fair value on recurring basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2021 and 2020:

December 31, 2021
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Subordinated notes	$28,765	$—	$28,765	$—
State and municipal obligation	$117,548	—	$117,548	—

		December 31, 2020
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$10,053	$—	$10,053	$—
Subordinated notes	$4,505	—	$4,505	—
State and municipal obligations	$143,509	—	$143,509	—

Schedule of fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a non-recurring basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2021 and 2020:

December 31, 2021
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent impaired loans	$2,822	$—	$—	$2,822
Foreclosed assets held for sale	—	—	—	—

December 31, 2020
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent impaired loans	$71	$—	$—	$71
Foreclosed assets held for sale	—	—	—	—

Schedule of information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements

The following tables present quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at	Valuation
	12/31/21	Technique	Unobservable Inputs	Range
(In thousands)
Collateral-dependent impaired loans	$2,822	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	—	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/20	Technique	Unobservable Inputs	Range
(In thousands)
Collateral-dependent impaired loans	$71	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	—	Market comparable properties	Marketability discount	10% – 35%

Schedule of estimated fair values of company's financial instruments

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Significant	Significant
		Identical	Other	Unobservable
	Carrying	Assets	Observable Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2021
Financial assets
Cash and cash equivalents	$82,999	$82,999	$—	$—
Loans, net of allowance	450,699	—	—	459,031
Federal Home Loan Bank stock	3,704	—	3,704	—
Accrued interest receivable	2,345	—	2,345	—

Financial liabilities
Deposits	$605,136	—	605,855	—
Securities sold under repurchase agreements	15,701	—	15,701	—
Subordinated debentures	23,665	—	23,575	—
Interest payable	180	—	180	—

The fair value has been derived from the December 31, 2020 audited consolidated financial statements.

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2020
Financial assets
Cash and cash equivalents	$51,592	$51,592	$—	$—
Loans, net of allowance	438,378	—	—	436,893
Federal Home Loan Bank stock	4,177	—	4,177	—
Accrued interest receivable	2,901	—	2,901	—

Financial liabilities
Deposits	579,535	—	580,130	—
Securities sold under repurchase agreements	12,705	—	12,705	—
Subordinated debentures	23,604	—	21,989	—
Interest payable	224	—	224	—